Note 4 - Leases - Lease Cost (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Finance lease – amortization of ROU asset	$ 100,728	$ 49,640
Finance lease – interest on lease liability	8,164	4,806
Operating lease expense	56,286	36,936
Lease, Cost, Total	$ 165,178	$ 91,382